RIGHT-OF-USE ASSETS	6 Months Ended
Jun. 30, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE ASSETS
6	RIGHT-OF-USE ASSETS

	For the six months ended June 30,
	2025 (Unaudited)	2024 (Unaudited)
	$	$
Interest on lease liabilities	67,506	67,702
Expenses relating to short-term lease and low value assets	126,744	277,005
Depreciation charge for right-of-use assets	227,394	94,508

The costs of the acquired right-of-use were $776,741 and $52,664 for the six months ended June 30, 2025 and 2024, respectively.